Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Pension Expected Future Benefit Payments [Line Items]
2014	$ 455
2015	641
2016	854
2017	1,127
2018	1,022
Years 2019 - 2023	3,195
Total	$ 7,294